Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
(In thousands)	December 31, 2024	December 31, 2025
Prepayments	2,321	1,528
Deposits	1,609	1,498
VAT recoverable	1,346	1,359
Others	361	232
Total of prepayments and other assets	5,637	4,617

Schedule of Current and Non Current Prepayments and Other Assets
(In thousands)	December 31, 2024	December 31, 2025
Current	5,637	4,574
Non-current	—	43
Total of prepayments and other assets	5,637	4,617